CONTRACT ASSETS AND LIABILITIES - Movement in Contract Liabilities (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$ 291	$ 450
Amounts invoiced during the period	0	18,310
Less revenue recognized during the period	(291)	(18,469)
Contract liabilities at end of the period	$ 0	$ 291